Leases	12 Months Ended
Mar. 31, 2022
Leases [Abstract]
Leases	Leases
The Company's lease portfolio consists primarily of real estate, forklifts at its manufacturing facilities and a fleet of vehicles primarily for sales representatives. The lease term for all of its leases includes the non-cancellable period of the lease plus any additional periods covered by either an option to extend (or not to terminate) the lease that the Company is reasonably certain to exercise, or an option to extend (or not to terminate) the lease controlled by the lessor. ASC 842 requires a lessee to discount its unpaid lease payments using the interest rate implicit in the lease or, if that rate cannot be readily determined, its incremental borrowing rate.
The following table represents the Company's ROU assets and lease liabilities:

	31 March
(Millions of US dollars)	2022	2021
Assets:
Operating leases, net	$57.8	$46.4
Finance leases, net	2.3	2.7
Total right-of-use assets	$60.1	$49.1

Liabilities:
Operating leases:
Current	$12.5	$7.8
Non-Current	63.1	53.3
Total operating lease liabilities	$75.6	$61.1

Finance leases:
Current	$1.1	$1.0
Non-Current	1.5	1.9
Total finance lease liabilities	$2.6	$2.9

Total lease liabilities	$78.2	$64.0
The following table represents the Company's lease expense:

	Years Ended 31 March
(Millions of US dollars)	2022	2021	2020
Operating leases	$21.6	$17.0	$18.4
Short-term leases	1.7	2.1	1.0
Variable leases	—	—	0.1
Finance leases	1.0	0.9	0.3
Interest on lease liabilities	0.1	0.1	0.1
Total lease expense	$24.4	$20.1	$19.9
The weighted-average remaining lease term of the Company's leases is as follows:

	31 March
(In Years)	2022	2021
Operating leases	8.0	7.8
Finance leases	3.2	3.5

The weighted-average discount rate of the Company's leases is as follows:

	31 March
	2022	2021
Operating leases	4.3%	4.6%
Finance leases	4.1%	4.5%
The following are future lease payments for non-cancellable leases at 31 March 2022:

Years ended 31 March (Millions of US dollars):	Operating Leases	Finance Leases	Total
2023	$14.6	$1.1	$15.7
2024	15.7	0.6	16.3
2025	11.3	0.5	11.8
2026	9.5	0.3	9.8
2027	5.7	—	5.7
Thereafter	37.4	—	37.4
Total	$94.2	$2.5	$96.7
Less: imputed interest			18.5
Total lease liabilities			$78.2
Supplemental cash flow and other information related to leases were as follows:

	Years Ended 31 March
(Millions of US dollars)	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$23.8	$19.2
Operating cash flows used for finance leases	0.1	0.1
Financing cash flows used for finance leases	1.0	0.8
Non-cash ROU assets obtained in exchange for new lease liabilities	31.8	26.0
Non-cash remeasurements reducing ROU assets and lease liabilities	1.3	(5.1)

Leases	Leases
The Company's lease portfolio consists primarily of real estate, forklifts at its manufacturing facilities and a fleet of vehicles primarily for sales representatives. The lease term for all of its leases includes the non-cancellable period of the lease plus any additional periods covered by either an option to extend (or not to terminate) the lease that the Company is reasonably certain to exercise, or an option to extend (or not to terminate) the lease controlled by the lessor. ASC 842 requires a lessee to discount its unpaid lease payments using the interest rate implicit in the lease or, if that rate cannot be readily determined, its incremental borrowing rate.
The following table represents the Company's ROU assets and lease liabilities:

	31 March
(Millions of US dollars)	2022	2021
Assets:
Operating leases, net	$57.8	$46.4
Finance leases, net	2.3	2.7
Total right-of-use assets	$60.1	$49.1

Liabilities:
Operating leases:
Current	$12.5	$7.8
Non-Current	63.1	53.3
Total operating lease liabilities	$75.6	$61.1

Finance leases:
Current	$1.1	$1.0
Non-Current	1.5	1.9
Total finance lease liabilities	$2.6	$2.9

Total lease liabilities	$78.2	$64.0
The following table represents the Company's lease expense:

	Years Ended 31 March
(Millions of US dollars)	2022	2021	2020
Operating leases	$21.6	$17.0	$18.4
Short-term leases	1.7	2.1	1.0
Variable leases	—	—	0.1
Finance leases	1.0	0.9	0.3
Interest on lease liabilities	0.1	0.1	0.1
Total lease expense	$24.4	$20.1	$19.9
The weighted-average remaining lease term of the Company's leases is as follows:

	31 March
(In Years)	2022	2021
Operating leases	8.0	7.8
Finance leases	3.2	3.5

The weighted-average discount rate of the Company's leases is as follows:

	31 March
	2022	2021
Operating leases	4.3%	4.6%
Finance leases	4.1%	4.5%
The following are future lease payments for non-cancellable leases at 31 March 2022:

Years ended 31 March (Millions of US dollars):	Operating Leases	Finance Leases	Total
2023	$14.6	$1.1	$15.7
2024	15.7	0.6	16.3
2025	11.3	0.5	11.8
2026	9.5	0.3	9.8
2027	5.7	—	5.7
Thereafter	37.4	—	37.4
Total	$94.2	$2.5	$96.7
Less: imputed interest			18.5
Total lease liabilities			$78.2
Supplemental cash flow and other information related to leases were as follows:

	Years Ended 31 March
(Millions of US dollars)	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$23.8	$19.2
Operating cash flows used for finance leases	0.1	0.1
Financing cash flows used for finance leases	1.0	0.8
Non-cash ROU assets obtained in exchange for new lease liabilities	31.8	26.0
Non-cash remeasurements reducing ROU assets and lease liabilities	1.3	(5.1)